Trade and Other Receivables (Tables) - Trade and other receivables [member]	12 Months Ended
Dec. 31, 2017
Changes in allowances for doubtful accounts of trade and other receivables
(2)	Changes in allowances for doubtful accounts of trade and other receivables for the years ended December 31, 2017 and 2016 are as follows:

(In millions of won)
	2017		2016
Balance at January 1	￦	369,332	344,016
Bad debt expense		40,377	78,132
Write-offs		(70,802)	(79,891)
Other		23,264	27,075

Balance at December 31	￦	362,171	369,332

Details of overdue but not impaired, and impaired trade and other receivables
(3)	Details of overdue but not impaired, and impaired trade and other receivables as of December 31, 2017 and 2016 are as follows:

(In millions of won)
	December 31, 2017			December 31, 2016
	Accounts receivable - trade		Other receivables	Accounts receivable - trade	Other receivables
Neither overdue nor impaired	￦	1,585,714	1,930,261	1,715,966	1,617,349
Overdue but not impaired		29,304	3,113	41,613	5,663
Impaired		763,185	151,432	745,560	205,741

		2,378,203	2,084,806	2,503,139	1,828,753
Allowances for doubtful accounts		(239,448)	(122,723)	(241,828)	(127,504)

	￦	2,138,755	1,962,083	2,261,311	1,701,249

Aging of overdue but not impaired accounts receivable
(4)	The aging of overdue but not impaired accounts receivable as of December 31, 2017 and 2016 are as follows:

(In millions of won)
	December 31, 2017			December 31, 2016
	Accounts receivable - trade		Other receivables	Accounts receivable - trade	Other receivables
Less than 1 month	￦	7,150	2,679	11,543	2,838
1 ~ 3 months		1,663	44	9,144	140
3 ~ 6 months		1,576	124	4,643	1
More than 6 months		18,915	266	16,283	2,684

	￦	29,304	3,113	41,613	5,663